RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectuses for Market Vectors Africa Index ETF, Market Vectors Agribusiness ETF, Market Vectors Brazil Small-Cap ETF, Market Vectors China ETF, Market Vectors Coal ETF, Market Vectors Colombia ETF, Market Vectors Egypt Index ETF, Market Vectors Germany Small-Cap ETF, Market Vectors Global Alternative Energy ETF, Market Vectors Gold Miners ETF, Market Vectors Gulf States Index ETF, Market Vectors India Small-Cap Index ETF, Market Vectors Indonesia Index ETF, Market Vectors Indonesia Small-Cap ETF, Market Vectors Junior Gold Miners ETF, Market Vectors Latin America Small-Cap Index ETF, Market Vectors Oil Services ETF, Market Vectors Poland ETF, Market Vectors Rare Earth/Strategic Metals ETF, Market Vectors Russia ETF, Market Vectors Russia Small-Cap ETF, Market Vectors RVE Hard Assets Producers ETF, Market Vectors Solar Energy ETF, Market Vectors Steel ETF, Market Vectors Unconventional Oil & Gas ETF, Market Vectors Uranium+Nuclear Energy ETF and Market Vectors Vietnam ETF that were filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 10, 2013 (Accession No. 0000930413-13-003331), which are incorporated herein by reference.